Derivative Financial Instruments - Additional Information, Derivative Liabilities (Details) $ / shares in Units, $ in Thousands, shares in Millions, $ in Millions										12 Months Ended
	Jan. 31, 2023 unit_per_oz oz	Jan. 12, 2023 USD ($)	Jan. 12, 2023 CAD ($)	Dec. 05, 2022 USD ($)	Dec. 05, 2022 CAD ($)	Apr. 20, 2022 USD ($)	Apr. 20, 2022 CAD ($)	Apr. 28, 2021 $ / shares shares	Mar. 10, 2020 $ / Ounce oz	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Derivative Financial Instruments [Line Items]
Non-current										$ 8,806	$ 7,158
Solaris Resources Inc
Derivative Financial Instruments [Line Items]
Securities called by warrant, price per share (in dollars per share) | $ / shares								$ 10.00
Greenstone
Derivative Financial Instruments [Line Items]
Non-current										8,300	6,600
Loss on change in fair value of contingent consideration										1,700	900
Share Purchase Warrants
Derivative Financial Instruments [Line Items]
Number of other equity instruments granted In sharebased payment arrangement (in shares) | shares								5
Gold collars
Derivative Financial Instruments [Line Items]
Derivative total weight per month (ounces) | oz									3,750
Forward swap contracts
Derivative Financial Instruments [Line Items]
Average price of hedging instrument (in dollars per ounce)	2,065								1,350
Derivative total weight per month (ounces) | oz	10,644								4,583
Foreign exchange contracts
Derivative Financial Instruments [Line Items]
Non-current										$ 526	$ 572
Solaris warrant liability | Solaris Resources Inc
Derivative Financial Instruments [Line Items]
Securities called by warrant, price per share (in dollars per share) | $ / shares								$ 10.00
Solaris warrant liability | Share Purchase Warrants
Derivative Financial Instruments [Line Items]
Proceeds from exercise of warrants		$ 20,000	$ 26.8	$ 51,900	$ 70.4	$ 40,100	$ 50.0
Marketable securities carrying amount				$ 51,900		56,400
Warrant liability						16,300
Cumulative on marketable securities transferred, net of tax						15,800
Cumulative on marketable securities transferred, tax						$ (2,500)
Put option strike price | Gold collars
Derivative Financial Instruments [Line Items]
Average price of hedging instrument (in dollars per ounce)	1,900								1,325
Call option strike price | Gold collars
Derivative Financial Instruments [Line Items]
Average price of hedging instrument (in dollars per ounce) | $ / Ounce									1,425